August 1, 2003

FBR AMERICAN GAS INDEX FUND, INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to the FBR American Gas Index Fund, Inc. ("Fund") pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

The following information provided below in the Fund's Statement of Additional Information dated August 1, 2003 shall be in effect until September 8, 2003:

1.   The first full sentence under the heading, "Additional Purchase and Redemption Information," on page 9 of the Statement of Additional Information is hereby replaced with:

Shares may be purchased or redeemed through FBR Investment Services, Inc., ("FBR Services" or "Distributor") account executives, other authorized dealers or directly through the Trust's transfer agent FBR National Bank & Trust ("FBR National"), 4922 Fairmont Avenue, Bethesda, Maryland 20814.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.